SCHEDULE OF OTHER ASSETS, NONCURRENT (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Other Non-current Assets
Deposits for operating lease	$ 10,457	$ 10,608
Total	$ 10,457	$ 10,608